Note 27 - Revenue - Disaggregated Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 4,335,141	$ 4,459,487
Lease Brokerage [Member]
Revenues	1,063,088	1,124,106
Capital Markets [Member]
Revenues	702,472	1,084,172
E&D and Project Management [Member]
Revenues	1,002,405	790,665
Property Management [Member]
Revenues	527,740	499,228
Valuation and Advisory [Member]
Revenues	436,941	477,719
Advisory [Member]
Revenues	480,674	348,604
Incentive Fees [Member]
Revenues	6,783	30,277
Other Revenue [Member]
Revenues	115,038	104,716
Americas Segment [Member]
Revenues	2,510,002	2,756,345
Americas Segment [Member] | Lease Brokerage [Member]
Revenues	788,132	851,621
Americas Segment [Member] | Capital Markets [Member]
Revenues	481,226	760,486
Americas Segment [Member] | E&D and Project Management [Member]
Revenues	644,303	518,214
Americas Segment [Member] | Property Management [Member]
Revenues	323,437	297,573
Americas Segment [Member] | Valuation and Advisory [Member]
Revenues	187,178	244,719
Americas Segment [Member] | Advisory [Member]
Revenues	0	0
Americas Segment [Member] | Incentive Fees [Member]
Revenues	0	0
Americas Segment [Member] | Other Revenue [Member]
Revenues	85,726	83,732
EMEA Segment [Member]
Revenues	726,900	715,140
EMEA Segment [Member] | Lease Brokerage [Member]
Revenues	140,111	147,473
EMEA Segment [Member] | Capital Markets [Member]
Revenues	101,494	161,454
EMEA Segment [Member] | E&D and Project Management [Member]
Revenues	245,429	191,378
EMEA Segment [Member] | Property Management [Member]
Revenues	82,950	70,148
EMEA Segment [Member] | Valuation and Advisory [Member]
Revenues	148,526	139,365
EMEA Segment [Member] | Advisory [Member]
Revenues	0	0
EMEA Segment [Member] | Incentive Fees [Member]
Revenues	0	0
EMEA Segment [Member] | Other Revenue [Member]
Revenues	8,390	5,322
Asia Pacific Segment [Member]
Revenues	610,313	608,460
Asia Pacific Segment [Member] | Lease Brokerage [Member]
Revenues	134,845	125,012
Asia Pacific Segment [Member] | Capital Markets [Member]
Revenues	119,752	162,232
Asia Pacific Segment [Member] | E&D and Project Management [Member]
Revenues	112,673	81,073
Asia Pacific Segment [Member] | Property Management [Member]
Revenues	121,353	131,507
Asia Pacific Segment [Member] | Valuation and Advisory [Member]
Revenues	101,237	93,635
Asia Pacific Segment [Member] | Advisory [Member]
Revenues	0	0
Asia Pacific Segment [Member] | Incentive Fees [Member]
Revenues	0	0
Asia Pacific Segment [Member] | Other Revenue [Member]
Revenues	20,453	15,001
Investment Management [Member]
Revenues	487,457	378,881
Investment Management [Member] | Lease Brokerage [Member]
Revenues	0	0
Investment Management [Member] | Capital Markets [Member]
Revenues	0	0
Investment Management [Member] | E&D and Project Management [Member]
Revenues	0	0
Investment Management [Member] | Property Management [Member]
Revenues	0	0
Investment Management [Member] | Valuation and Advisory [Member]
Revenues	0	0
Investment Management [Member] | Advisory [Member]
Revenues	480,674	348,604
Investment Management [Member] | Incentive Fees [Member]
Revenues	6,783	30,277
Investment Management [Member] | Other Revenue [Member]
Revenues	0	0
Corporate Segment [Member]
Revenues	469	661
Corporate Segment [Member] | Lease Brokerage [Member]
Revenues	0	0
Corporate Segment [Member] | Capital Markets [Member]
Revenues	0	0
Corporate Segment [Member] | E&D and Project Management [Member]
Revenues	0	0
Corporate Segment [Member] | Property Management [Member]
Revenues	0	0
Corporate Segment [Member] | Valuation and Advisory [Member]
Revenues	0	0
Corporate Segment [Member] | Advisory [Member]
Revenues	0	0
Corporate Segment [Member] | Incentive Fees [Member]
Revenues	0	0
Corporate Segment [Member] | Other Revenue [Member]
Revenues	$ 469	$ 661